FEDERAL INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Deferred tax assets:
General loan loss allowance	$ 445	$ 297
Deferred compensation and benefits	239	257
Charitable contributions	3	3
Fair value accounting adjustments on acquisition	1,187	0
Nonaccrued interest on loans	87	21
Other real estate owned adjustments	330	259
Other	9	0
Total deferred tax assets	2,300	837
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,541)	(1,074)
Deferred loan origination costs	(25)	(32)
Loan servicing rights	(23)	(12)
Fair value accounting adjustments on acquisition	(760)	(463)
Unrealized gain on investments	(12)	0
Depreciation	(150)	(30)
Total deferred tax liabilities	(2,511)	(1,611)
Net deferred tax liability	$ (211)	$ (774)